Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Deferred income tax asset	$ 9,147	$ 655
Deferred income tax liabilities	(335)	(1,592)
Mexico operations [Member]
Statements Line Items
Deferred income tax assets (liabilities), net	8,812	(937)
Tax loss carryforwards [Member] | Mexico operations [Member]
Statements Line Items
Deferred income tax asset	13,709	9,326
Provision for reclamation and rehabilitation [Member] | Mexico operations [Member]
Statements Line Items
Deferred income tax asset	2,823	2,754
Inventory Member | Mexico operations [Member]
Statements Line Items
Deferred income tax liabilities	(1,838)	(1,816)
Mineral properties, plant and equipment [Member] | Mexico operations [Member]
Statements Line Items
Deferred income tax liabilities	(9,621)	(12,523)
Other [Member] | Mexico operations [Member]
Statements Line Items
Deferred income tax asset	3,774	1,959
Deferred income tax liabilities	$ (35)	$ (637)